Cover Page	Nov. 01, 2021
Cover [Abstract]
Entity Registrant Name	GRAPHIC PACKAGING HOLDING CO
Amendment Flag	true
Entity Central Index Key	0001408075
Document Type	8-K/A
Document Period End Date	Nov. 01, 2021
Entity Incorporation State Country Code	DE
Entity File Number	001-33988
Entity Tax Identification Number	26-0405422
Entity Address, Address Line One	1500 Riveredge Parkway
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30328
City Area Code	770
Local Phone Number	240-7200
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 par value per share
Trading Symbol	GPK
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Description	In this Current Report on Form 8-K/A, the “Company” and “GPHC” refers to Graphic Packaging Holding Company, a Delaware corporation, and its consolidated subsidiaries. On November 2, 2021, the Company filed a Current Report on Form 8-K (the “Original Filing”) in connection with the completion on November 1, 2021 of the acquisition of AR Packaging Group AB (“AR Packaging”) as contemplated by that certain Share Purchase Agreement dated May 12, 2021 among Sarcina Holdings S.a.r.l., the other sellers named therein and Graphic Packaging International Europe Holdings B.V, a subsidiary of GPHC. This Current Report on Form 8-K/A amends the Original Filing to include the financial statements and pro forma information required by Item 9.01 of Form 8-K. Except for the filing of such financial statements and pro forma information, this Form 8-K/A does not modify or update other disclosures in, or exhibits to, the Original Filing.